Remaining amortization period on intangibles resulting from business combinations (Detail) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018
Orthoview [member] | Acquired customers and technology [member]
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	4.75	5.75
ACTech [member] | Acquired customers and technology [member]
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	17.75	18.75
Cenat [member] | Acquired customers and technology [member]
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	5.25	6.25
Engimplan [member] | Acquired customers and technology [member]
Remaining amortization method [line items]
Remaining amortization period customer related intangible assets acquisition	9.58
General [member] | Patents and licenses [member]
Remaining amortization method [line items]
Remaining amortization period technology related intangible assets acquisition	7.68
General [member] | Software [member]
Remaining amortization method [line items]
Remaining amortization period technology related intangible assets acquisition	1.45